Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by revenue source:

	For the Ten Months Ended December 31, 2019		For the Year Ended December 31, 2020
Net revenues:
Radio Advertising	$24,826	60.8%	$19,129	48.7%
Non Traditional	8,166	20.0%	761	1.9%
Digital	3,018	7.4%	2,256	5.7%
Outdoor Advertising (1)	759	1.9%	12,459	31.7%
Other	4,031	9.9%	4,656	12.0%

Total net revenues	$40,800		$39,261

(1)	A substantial portion of this revenue is from lessor revenue derived from operating leases accounted for under ASC 842, “ Leases .”